Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes Due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 991,620,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 136,942.72
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,000,000,000 aggregate principal amount of 5.375% Notes due 2036. The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.